March 15, 2012

VIA EDGAR

The United States Securities and
Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re:	Nationwide Life Insurance Company Nationwide Variable Account-II Nationwide Destination Navigator New York 2.0 (File Nos. 333-177938 & 811-03330)

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 1 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On November 14, 2011, Nationwide filed an initial Registration Statement on Form N-4 for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated January 13, 2012.  This Pre-Effective Amendment No. 1 reflects redlined changes that are a result of Staff comments contained in the January 13, 2012 letter and other miscellaneous disclosure changes, including changes made in connection with filing requirements for the interstate compact and disclosure relating to receipt of service requests.  In addition, Nationwide received your oral requests for clarification to the Nationwide Destination EV 2.0 (File No. 333-177316) and Nationwide Destination EV New York 2.0 (File No. 333-177319) registration statements on February 28, 2012.  This Pre-Effective Amendment No. 1 will also reflect any applicable changes that are a result of your oral requests for clarification.  As discussed on the telephone on February 29, 2012 in connection with the change in direction of Nationwide's strategy, responses in this Pre-Effective Amendment No. 1 only include responses to your requests for clarification that are unrelated to the reallocation evaluation feature. Each comment is restated below and is accompanied by Nationwide’s response.

1. General Comments.

a. Guarantees. Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the company's guarantees under the policy or any of its related riders. If there are none, please include a representation in your response letter indicating that there are no such agreements and the company will be solely responsible for paying out all guarantees associated with the contract and its related riders.

Response. Nationwide Life Insurance Company has no guarantees or support agreements with third parties to support any of its guarantees under the contract. Nationwide Life Insurance Company is solely responsible for paying out all guarantees associated with the contract and its related riders.

b. Prospectus Date. In your response letter, please confirm that if the staff approves the registration statement and accelerates effectiveness, Nationwide plans to use the acceleration date as the date of the prospectus and the corresponding Statement of Additional Information.

Response. We confirm that if the staff approves the registration statement and accelerates effectiveness, Nationwide plans to use the acceleration date as of the date of the prospectus and the corresponding Statement of Additional Information.

c. Cover Page Credit Disclosure. Please use bold-face type or some other method of drawing attention to the cover page disclosure regarding the Purchase Payment Credits (PPCs). Also please do this to the other pending Nationwide products that offer PPCs and/or Extra Value Option credits.

Response. We emphasized the following disclosure language on the cover page regarding the Purchase Payment Credits by using bold-face type:

This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credit may cost less.

In addition, we made the same revision to all of the other pending Nationwide products that offer Purchase Payment Credits or Extra Value Credits.

2. Glossary of Special Terms (pp. 2-3). Please include Purchase Payment Credits as a defined term in the glossary. As a template for the definition, please refer to the glossary definition of "Extra Value Credit" which appears in the Destination EV 2.0 ("EV 2.0) initial registration statement (SEC No. 333-177316) filed on October 14, 2011.

Response. We added the following definition to "Glossary of Special Terms":

Purchase Payment Credit ("PPC")- The amount Nationwide applies to the Contract Value when cumulative purchase payments reach certain aggregate levels.

3.  Recurring Contract Expenses (p. 6). Please move the reference number for Footnote #3 so it comes after "Daily Net Assets" in the parenthetical description on the same line. In addition, please insert the word "also" in the footnote text either before the word "will" or between "will" and "be."

Response. The New York product does not have the Beneficiary Protector II Option.

4. Additional Optional Rider Names (p. 6). Is there a reason that the name of the 5% Spousal Continuation Benefit Charge is not consistent with all of the related Optional Rider charges? If so, clarify the difference in the narrative description of this option. Otherwise, please consider changing the option name to "Maximum 5% Spousal Continuation Benefit Charge" for consistency.

Response. We revised the charge name of the 5% Spousal Continuation Benefit Charge to "Maximum 5% Spousal Continuation Benefit Charge" for consistency (emphasis added).

5. Underlying Mutual Fund Annual Expenses (p. 7). In your response letter, please confirm that the maximum and minimum figures in the underlying fund table include fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds calculated in accordance with Instruction 3(f) to Item 3 of Form N-1A.

Response. We confirm that the maximum and minimum figures in the underlying fund table include fees and expenses incurred indirectly by the portfolio companies as a result of investment in shares of one or more Acquired Funds per Instruction 3(f) to Item 3 of Form N-1A.

 6. Examples (p. 8). Please include example figures in the pre-effective amendment.

Response. We have included example figures.

7. Contract Synopsis: (pp. 8-10).

a. Subsequent Purchase Payments (p. 8). Please add a sentence explaining how to find out if subsequent purchase payments are permitted in the investor's state (or cross-reference the prospectus section that includes this information). Also briefly state that the ability to make subsequent purchase payments can be restricted if certain optional benefits are elected.

Response. The New York product does not have state variations language.

b. Charges and Expenses. If a portion of any charge may be used to compensate Nationwide for providing PPCs, please state this.

Response.  None of the charges and expenses are used to compensation Nationwide for providing the Purchase Payment Credits.

c. Standard Death Benefit. Please briefly describe the contract's standard death benefit.

Response. We revised the heading and the first sentence in the "One Year Enhanced Death Benefit Section" subsection of the "Charges and Expenses" section of "Synopsis of the Contracts" as follows (emphasis added):

Death Benefit

The contract contains a standard death benefit (the greater of (i) the Contract Value or (ii) the total purchase payments less amounts withdrawn) at no additional charge.

d. Requirements of the 7% and 5% Lifetime Income Options & Spousal Continuation Benefits. Each Lifetime Income Option ("LIO") and its related Spousal Continuation Benefit Option ("Spousal Benefit") requires the contractowner to participate in an investment program that reallocates contract assets automatically according to a complex, non-discretionary formula. Per Guide 7 to Item 3 of Form N-4, the synopsis should outline all of the contract's key features. Therefore, please revise the optional rider summaries so they are consistent with this disclosure requirement. For each option, state: (i) the basic eligibility criteria; (ii) the key conditions or restrictions that apply to contracts with the rider (e.g., variable assets subject to automatic reallocation per non-discretionary formula); and (iii) the primary risks associated with each rider. Summarize the allocation-shifting formula requirement. Specifically, say what is, what it does (e.g., limits insurance company risk under the rider), and why it matters to contractowners (e.g., rider benefits are unsecured obligations; cost may exceed rider benefit; conditions may significantly limit investment gains; certain transactions may trigger contract termination, etc.).

Response. The portion of the comment to address the non-discretionary, automatic investment reallocation formula is no longer applicable.  However, to address the other items of this comment we deleted the "7% Lifetime Income Option" and the "5% Lifetime Income Option" subsections of the "Charges and Expenses" section in their entirety and replaced them with the following:

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply.  Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years.  The 7% Lifetime Income Option is available under the contract at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 7% Lifetime Income Option may not be elected if the 5% Lifetime Income Option is elected.

If the applicant elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.50% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  Currently, the charge for the 7% Lifetime Income Option is 1.20% of the Current Income Benefit Base.  The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

Election of the 7% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options If the Contract Value is greater than $0, then lifetime income withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then lifetime income withdrawals are paid from Nationwide's General Account.  Income withdrawal payments paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.  The cost of the 7% Lifetime Income Option may exceed the benefit.

Withdrawals in excess of the benefit amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 7% Lifetime Income Option.

5% Lifetime Income Option

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply.  Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years.  The 5% Lifetime Income Option is available under the contract at the time of application.  The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be elected if the 7% Lifetime Income Option is elected.

If the applicant elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  Currently, the charge for the 5% Lifetime Income Option is 0.75% of the Current Income Benefit Base.  The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

Election of the 5% Lifetime Income Option requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options If the Contract Value is greater than $0, then lifetime income withdrawals are paid from the Contract Owner's Contract Value. If the Contract Value is equal to or less than $0, then lifetime income withdrawals are paid from Nationwide's General Account.  Income withdrawal payments paid from the General Account are subject to Nationwide's creditors and ultimately, its overall claims paying ability.  The cost of the 7% Lifetime Income Option may exceed the benefit.

Withdrawals in excess of the benefit amount that reduce the Current Income Benefit Base to $0 will automatically terminate the 5% Lifetime Income Option.

 In addition, we revised the third paragraph in  the "7% and 5% Spousal Continuation Benefit" subsection of the "Charges and Expenses" section of "Synopsis of the Contracts" as follows (emphasis added):

If the applicant elects the 5% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed  0.15% of the Current Income Benefit Base. Currently, there is no charge for the 5% Spousal Continuation Benefit. If this option is elected, the Lifetime Withdrawal Percentages will be reduced.  The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  If assessed, the charge is deducted at the same time and in the same manner as the 5% Lifetime Income Option charge. The cost of the 7% and 5% Spousal Continuation Benefits (the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

e. Differences Between the Spousal Benefits Riders. Do both Spousal Benefits have proportionally equivalent effects on their corresponding 5% or 7% LIO benefits? If so, state this clearly in the synopsis. Otherwise provide a succinct and clear summary of the differences. For example, if the Spousal Benefit reduces the Lifetime Withdrawal Percentages under the 5% LIO, track the language in the parallel 7% LIO description. If not, consider using parallel sentence structure to highlight their differences. The same principals apply to the narrative sections that describe these options in more detail later in the prospectus.

Response. The 5% and 7% Spousal Continuation Benefits have proportionally equivalent effect on their corresponding Lifetime Income Options. For consistency, we revised the last paragraph of the "7% and 5% Spousal Continuation Benefit" subsection of the "Charges and Expenses" section of "Synopsis of the Contract" as follows (emphasis added):

If the applicant elects the 5% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed  0.15% of the Current Income Benefit Base. Currently, there is no charge for the 5% Spousal Continuation Benefit. If this option is elected, the Lifetime Withdrawal Percentages will be reduced. The Contract Owner's spouse (or the Annuitant's spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application.  If assessed, the charge is deducted at the same time and in the same manner as the 5% Lifetime Income Option charge. The cost of the 7% and 5% Spousal Continuation Benefits (the reduction in the Lifetime Withdrawal Percentages) may exceed the benefit.

In addition,  we added a sentence below the Lifetime Withdrawal Percentage table in the "Lifetime Income Withdrawals" subsection of the "5% Lifetime Income Option" section as follows:

For contracts that elect the 5% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see "5% Spousal Continuation Benefit").

In addition, we revised the sixth paragraph in the "7% and 5% Spousal Continuation Benefits" section and added new seventh and eight paragraphs to the same section as follows (emphasis added):

The charge for the 5% Spousal Continuation Benefit will not exceed 0.15% of the Current Income Benefit Base. Currently, there is no charge for the 5% Spousal Continuation Benefit.

If the Contract Owner elects the 5% Spousal Continuation Benefit, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 5% Lifetime Income Option as follows:

Contract Owner’s Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
50 up to 59½	3.00%
59½ through 64	3.00%
65 through 80	4.00%
81 and older	5.00%

The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.

8. Investing in the Contract (pp. 11-13).

a. The Variable Account & Underlying Mutual Funds. In the 2nd to last paragraph under this heading, please expand the new disclosure to include a comparable reference to the automatic reallocation formula required by the LIO-related rider options.

Response. The automatic reallocation formula is no longer applicable.  However, we revised the second to last paragraph of "The Variable Account and Underlying Mutual Funds" subsection as follows (emphasis added):

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract. Additionally, the 7% Lifetime Income Option limits the list of Sub-Accounts available in connection with that option.

b. The Fixed Account (p. 12). For the subsection entitled "Fixed Account Charges Assessed for Certain Optional Benefits," please use bold-faced type or some other means of highlighting the following language, "[h]owever, for Contract Owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in lower credited interest rate (reduced by the amount of the charge)…"

Response. The New York product does not offer any optional benefits whose charge is assessed to assets allocated to the Fixed Account. Therefore, the New York product does not have a comparable section.

9. Types of Payments Nationwide Receives (p. 14-15). Please add disclosure describing any additional direct or indirect benefit Nationwide receives due to underlying investment options that are fund of funds investing in affiliated underlying (bottom-tier) funds (e.g., the NVIT Investor Destinations and Cardinal funds).

Response. Other than what is already disclosed in the third paragraph in this section, Nationwide receives no additional benefit as a result of its use of Nationwide Variable Insurance Trust funds of funds.

10. Amount of Payments Nationwide Receives (p. 15). Please confirm that the website link in the last sentence will direct the reader to the information described. The Staff was not able to locate this information from the current URL.

Response. Nationwide is in the process of updating the information on its www.nationwide.com website. Until the updates are complete, we are going to remove this reference.

11. Nationwide's Obligation in Connection with the LIOs (p. 15). Please revise the first sentence under this heading so the reader understands that the neither the 5% nor the 7% Lifetime Income Option does not guarantees purchasers will be eligible for lifetime withdrawal payments. Specifically, substitute the phrase "subject to the terms and conditions of the contract" for language that describes the conditional nature of Nationwide's obligation in a more meaningful way. A reader should understand that the rider restrictions (i.e., "terms and conditions") are designed to limit the circumstances in which Nationwide ever becomes obligated to pay rider benefits in the first place.

Response. Since the "7% Lifetime Income Option" and the "5% Lifetime Income Option" subsections in the "Charges and Expenses" section of "Synopsis of the Contracts" has been revised to incorporate the information contained in this section, including revisions to address this comment, we have removed this section to reduce redundancy. For revised language, please see our response to Comment 7(d).

12. Mortality and Expense Risk Fee (p. 15).

a. Deduction of Charges. If correct, please add "and deducted" after the word "computed" in the 2nd sentence under this heading. The relevant statement reads, "[t]his amount is computed on a daily basis and is equal to an annualized rate of 1.10% of the Daily Net Assets of the Variable Account."

Response. We revised the first two sentences in the "Mortality and Expense Risk Charge" section as follows:

Nationwide deducts a Mortality and Expense Risk Charge that is reflected in the daily unit value calculations. The charge is equal to an annualized rate of 1.10% of the Daily Net Assets of the Variable Account.

Similarly, we revised the first two sentences in the "Administrative Charge" section as follows:

Nationwide deducts an Administrative Charge that is reflected in the daily unit value calculations. The charge is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

b. Purchase Payment Credits ("PPCs"). The prospectuses for the EV 2.0 products state that "a portion of this charge is used to compensate Nationwide for Credit applied to the contract." Does this also apply with respect to these contracts with respect to the PPCs they provide? If so, please add parallel disclosure. Otherwise, in your EDGAR correspondence responding to these comments, please represent that M&E charges are not used for this purpose. The CDSC disclosure that follows also raises this issue. Please make corresponding changes or representations as appropriate.

Response. Nationwide does not use Mortality and Expense Risk Charge or Contingent Deferred Sales Charge to compensate Nationwide for Purchase Payments Credits applied to contracts.

13. Waiver of Contingent Deferred Sales Charge (NY PRODUCT ONLY, p. 14). Why does the New York contract specify that the 10% in subparagraph (1) is "the net difference of purchase payments subject to the CDSC…" while the national product does not include the italicized language?

Response. The phrase implies that the 10% modifies both purchase payments that are subject to CDSC and purchase payments withdrawn that were subject to CDSC. The non-New York product achieves the same result by using parentheses. For consistency, we revised subparagraph (1) of the non-New York product as follows (emphasis added):

(1) 10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;

14. Short-Term Trading Fees (pp. 17-18). Please add disclosure describing how the provisions related to short-term trading fees apply to transactions that are initiated automatically pursuant to the automatic reallocation program formula. Alternatively, include a cross-reference to the narrative section that discusses this.

Response. This comment is no longer applicable.

15. Beneficiary Protector II Option (pp. 19-20). Is there a general fact pattern in which this option would not provide a benefit? If so, please describe the relevant circumstances.

Response. The New York product does not have the Beneficiary Protector II Option.

16. 7% Lifetime Income Option: Introduction (p. 20). Please revise the introductory sentence to make clear that a benefit is provided only when certain conditions are met.

Response. We revised the introductory sentence of the "7% Lifetime Income Option" section as follows (emphasis added):

The 7% Lifetime Income Option (the "7% Nationwide L.inc Option") provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply.

In addition, we made a parallel disclosure to the introductory sentence of the "5% Lifetime Income Option" section as follows (emphasis added):

The 5% Lifetime Income Option (the "5% Nationwide L.inc Option") provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply.

17. Lifetime Income Option Investment Requirements (pp. 20-21).

a.  Generally. Please expand the disclosure explaining the purpose behind the allocation evaluations and any transfers they require.  The current language is not direct enough.  What does it really mean to say that the reallocation "help[s] Nationwide manage its obligations to Contract Owners to pay income payments"? Explain that Nationwide uses a formula to determine when the investment allocation increases the risk that a permitted LIO withdrawal will trigger Nationwide's obligation to pay the lifetime withdrawals out of its own funds rather than the contract assets. Describe the relationship between the formula and Nationwide's designated "stable investment option" in clearer terms. Specifically, explain that the formula determines: (i) when a contractowner's underlying investments are not performing well enough to sustain the guaranteed annual withdrawals from existing contract value; and (ii) how much of the contract assets need to be reallocated to a more stable investment to ensure continued guaranteed annual withdrawals do not completely deplete contract value.

Response.  This comment is no longer applicable.

b.
Impact on Underlying Fund Investors. The disclosure states that Nationwide will move contractowner assets in and out of Class II of the NVIT Income Bond Fund ("Bond Fund") whenever the formula so requires. Has Nationwide considered the impact this trading activity in the underlying fund would have on other investors who hold the same fund through other variable products? Please explain.

Response. This comment is no longer applicable.

18. Step 3 (p. 21). This step is not described in a way that gives an investor a general sense of (i) the market climates and changes that will cause Nationwide to move assets to the Bond Fund; and (ii) the kind of market shifts that would cause Nationwide to move assets out of the Bond Fund into the funds s/he has selected. In related correspondence, counsel has stated that "it is not possible to provide general scenarios that would adequately describe reallocation likelihood." However, the disclosure must provide a purchaser with sufficient information to make a reasonably informed investment decision. In this case, investors should be able to predict when (generally speaking) Nationwide may have to transfer their assets and the direction in which they would be shifted. Please provide disclosure that satisfies this threshold.

Response.  This comment is no longer applicable.

19. Lifetime Withdrawal Percentage Chart (p. 22). In the sentence below the chart, please clarify that the lifetime withdrawal percentages under the Spousal Continuation Option will be equal to or lower than the percentages without the Spousal Continuation feature.

Response.  We revised the sentence below the Lifetime Withdrawal Percentages table in the "Lifetime Income Withdrawals" subsection of the "7% Lifetime Income Option" section as follows (emphasis added):

For contracts that elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see "7% Spousal Continuation Benefit").

In addition, we made a parallel disclosure below the Lifetime Withdrawal Percentages table in the "Lifetime Income Withdrawals" subsection of the "5% Lifetime Income Option" section as follows (emphasis added):

For contracts that elect the 5% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages above (see "5% Spousal Continuation Benefit").

 20. Significant Statements: Highlighting Specific Disclosure (pp. 22, 24). In the discussion of minimum required distribution limitations, please use bold face type or some other means of drawing attention to the sentence that begins, "Contract Owners subject to minimum required distribution rules may not be able to take advantage... ." Also, in the last paragraph under "Settlement Options" and before "Age Based Lump Sum Settlement Options," please do the same with the sentence that begins, "[i]f the Contract Owner does not make an election within the 60 days... ."

Response.  We revised the fifth paragraph in the "Lifetime Income Withdrawals" subsection of the "7% Lifetime Income Option" and the "5% Lifetime Income Option" sections as follows:

A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands.  Consult a qualified tax advisor for more information.

We also revised the third paragraph of the "Reset Opportunities" subsection of the "7% Lifetime Income Option" section as follows:

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Option will not change (as applicable to that particular contract).

Similarly, we revised the third paragraph of the "Reset Opportunities" subsection of the "5% Lifetime Income Option" section as follows:

If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a Contract Owner's election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Option will not change (as applicable to that particular contract).

We also revised the third paragraph of the "Settlement Options" subsection of the "7% Lifetime Income Option" and the "5% Lifetime Income Option" sections as follows:

The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the Contract Owner makes an election, the election is irrevocable.  If the Contract Owner does not make an election within the 60 days of the date of the notification letter, Nationwide will assume that the Contract Owner intends to continue to take withdrawals of the annual benefit amount. If the Contract Owner had requested Systematic Withdrawals of the annual benefit amount prior to the notice, those Systematic Withdrawals will continue.  If the Contract Owner had not requested Systematic Withdrawals prior to the notice, the Contract Owner may request Systematic Withdrawals by contacting the Service Center.  It is the Contract Owner's responsibility to establish Systematic Withdrawals or otherwise request the annual benefit amount.  Benefit amounts not withdrawn in a given year are forfeited.

21. Reset Opportunities (p. 23-24). How will resetting the current income benefit base generally affect the Target Equity Allocation? If it generally increases the likelihood Nationwide will move contractowner assets to the Bond Fund, say this directly.

Response.  This comment is no longer applicable.

22. Underwritten Lump Sum Settlement Option (p. 24). For underwritten lump sum settlements, what date is used to determine the value upon which the lump sum settlement amount is based?

Response.  We revised the "Underwritten Lump Sum Settlement Option" subsection  of the "7% Lifetime Income Option" as follows (emphasis added):

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 7% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

Similarly, we revised the "Underwritten Lump Sum Settlement Option" subsection of the "5% Lifetime Income Option" as follows (emphasis added):

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the 5% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner. If Nationwide does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.

23. 5% Lifetime Income Option (pp. 25-29). To the extent that the 5% LIO and 7% LIO sections already describe these features using the same or substantially similar language, please apply the prior comments here as well. In revising both sections, organize the information consistently and, where appropriate, use the same language to describe the common concepts and/or procedures. Highlight the ways in which the 5% LIO differs from the 7% version and explain their significance using ordinary language and using practical illustrations. If the automatic reallocation formula could disproportionately affect benefits under one rider and not the other, say this and provide a basic description of the facts and circumstances relevant to an investor. Finally, please consider adding a chart comparing the 5% and 7% LIO options and corresponding Spousal Benefits.

Response. The portion of the comment to address the automatic reallocation formula is no longer applicable.  However, to address the other items of this comment we applied the prior comments related to the 7% Lifetime Income Option and revised the relevant disclosure language of the 5% Lifetime Income Option accordingly. Please see our responses to Comments 7(d), 7(e), 11, 16, 19, 20 and 22.

24. Purchase Payment Credits (pp. 32-33). The initial description of PPCs on page 9 states that they are considered earnings for purposes of all contract benefits. Where applicable, please supplement the disclosure sections in which the characterization of PPCs could impact a particular contract benefit or charge.

Response.  We reviewed the prospectus in its entirety and we believe the applicable sections have appropriate disclosures to address the characterization of the Purchase Payment Credits.

25. Net Investment Factor (p. 33). Please capitalize and define the term "Net Investment Factor." Clarify that in refers to different values in different contexts (e.g., calculating Accumulation Unit Value verses calculating Annuity Unit Value).

Response. We revised the first three paragraphs in the "Determining Variable Account Value – Valuing an Accumulation Unit" subsection of the "Determining the Contract Value" section of "Operation of the Contract" as follows (emphasis added):

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is a factor that shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.

The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.30% to 2.00% of the Daily Net Assets of the Variable Account, depending on which optional benefits the Contract Owner elects.

26. Partial Withdrawals to Pay Investment Advisory Fees (p. 36). If correct, please add prominent disclosure to this section stating that these withdrawals can have a significant impact on benefits under the Lifetime Income Options and cross-reference the relevant disclosure in the rider narratives.

Response.  We revised this section as follows:

Partial Withdrawals to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees.  Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.  In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the Lifetime Income Options (see "7% Lifetime Income Option" and "5% Lifetime Income Option").

27. Static Asset Allocation Model (p. 40). Please describe how the static asset allocation model and the automatic reallocation analysis under the two Lifetime Income Options work together. Are there any unique risks or advantages to contractowners who select the model to comply with the investment restrictions of this feature? Explain.

Response.  This comment is no longer applicable.

28. Combination Enhanced Death Benefit (pp. 43-44). In the example that begins "[i]n 2016, Joe takes a partial surrender of $60,000," is the result any different if some of the transfers are equation-based automatic transfers related to the 5% or 7% LIO? If not, expressly state this. Otherwise, explain any differences in the way voluntary and involuntary transfers affect this calculation.

Response.  The New York product does not have the Combination Enhanced Death Benefit Option.

29. Annuity Unit Value (pp. 45-46). Under "Value of an Annuity Unit," delete the parenthetical cross-reference and substitute new disclosure specifically describing how the Net Investment Factor is calculated during the annuity period. The new language should explain the calculation in terms of the charges deducted during the annuity phase and distinguish any values that are only relevant to calculating accumulation unit value.

Response. We revised the "Value of an Annuity Unit" subsection of the "Variable Annuity Payments" section in "Annuitizing the Contract" as follows (emphasis added):

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.

(c)	is a factor equal to an annualized rate of 1.30% of the Daily Net Assets of the Variable Account.

Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease.  Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

30. Appendix D: Auto-Transfer Examples (pp. 70-75).

a.	Example 1, Step 2. The value for EION is incorrect. Please substitute $100,000 for $91,000.

Response. This comment is no longer applicable.

b.
Example 2, Step 4(b). In the equation immediately above the narrative (the equation that begins: Transfer Amount – 78,000 - …), the Transfer Amount value is incorrect. It should be 89,000 instead of 78,000. Please make this change.

Response.  This comment is no longer applicable.

31. Other Required Disclosure, Exhibits, and Representations. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre- effective amendment to the registration statement. We note that a significant number of the required exhibits are still pending and recommend that you provide them as soon as possible to provide the Staff with adequate time to ensure they satisfy all regulatory requirements. We further urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the insurance company and its management are in possession of all facts relating to the insurance company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

Response. Nationwide represents that the Pre-Effective Amendment No. 1 either contains, or incorporates by reference, all required disclosure, exhibits, and representations.  In addition, Nationwide acknowledges that:

•
should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing nor does the participation in the comment process;

•
the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy and accuracy of the disclosure in the filing nor does participation in the comment process; and

•
the insurance company may not assert this action or participation in the comment process as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me directly at (614) 249-8061 if you have any questions regarding this filing.

Sincerely,

/s/NOOREE KIM

Nooree Kim
Senior Counsel
Nationwide Life Insurance Company